Label	Element	Value
T. Rowe Price Global Industrials Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus and Summary Prospectus dated May 1, 2024

In the Summary Prospectus and Section 1 of the Prospectus, the information under “Principal Investment Strategies” currently states:

Under normal conditions, the fund invests at least 40% of its net assets (unless foreign market conditions are not deemed favorable by the investment adviser, in which case the fund would invest at least 30% of its net assets) in securities issued by companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The fund normally invests in at least five different countries, some of which may be located in emerging markets.

Effective August 1, 2024, these sentences are replaced with the following:

The fund typically invests in at least five countries, including the U.S., and the amount of the fund’s assets invested outside the U.S. will vary depending on the adviser’s outlook for market conditions and opportunities overseas versus those in the U.S. However, the fund typically invests at least 25% of its net assets in securities of foreign issuers.

In Section 2 of the Prospectus, the information under “Principal Investment Strategies” currently states:

Under normal conditions, the fund invests at least 40% of its net assets (unless foreign market conditions are not deemed favorable by the investment adviser, in which case the fund would invest at least 30% of its net assets) in securities issued by companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The fund normally invests in at least five different countries, some of which may be located in emerging markets.

Effective August 1, 2024, these sentences are replaced with the following:

The fund typically invests in at least five countries, including the U.S., and the amount of the fund’s assets invested outside the U.S. will vary depending on the adviser’s outlook for market conditions and opportunities overseas versus those in the U.S. However, the fund typically invests at least 25% of its net assets in securities of foreign issuers.